Schedule of Investments
as of July 31, 2025 (Unaudited)
The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 67.8%
Common Stocks
Air Freight & Logistics 2.4%
InPost SA* 165,000 2,382,776
Banks 15.2%
Alior Bank SA 145,000 3,930,933
Bank Polska Kasa Opieki SA 110,000 6,028,971
Powszechna Kasa Oszczednosci Bank Polski SA 237,500 5,238,634
15,198,538
Broadline Retail 4.5%
Allegro.eu SA 144A* 450,000 4,459,877
Capital Markets 1.4%
Warsaw Stock Exchange 100,000 1,419,085
Commercial Services & Supplies 1.0%
Mo-BRUK SA
†
13,500 1,019,332
Construction & Engineering 4.1%
Budimex SA
†
27,500 4,142,524
Consumer Staples Distribution & Retail 1.7%
Dino Polska SA 144A* 125,000 1,660,397
Diversified Telecommunication Services 2.0%
Orange Polska SA 850,000 1,990,950
Electric Utilities 2.8%
Enea SA 225,000 1,142,230
Tauron Polska Energia SA* 750,000 1,674,387
2,816,617
Electronic Equipment, Instruments & Components 0.2%
VIGO Photonics SA* 1,750 209,449
Entertainment 0.0%
CD Projekt SA 100 6,726
Household Durables 0.5%
Dom Development SA 8,500 534,835
Insurance 6.8%
Powszechny Zaklad Ubezpieczen SA 400,000 6,749,491
Metals & Mining 3.4%
Grupa Kety SA 4,250 994,565
KGHM Polska Miedz SA* 70,000 2,395,309
3,389,874

Shares Value ($)
Oil, Gas & Consumable Fuels 7.8%
ORLEN SA 350,000 7,840,045
Professional Services 3.6%
Benefit Systems SA 2,869 2,611,813
Grupa Pracuj SA 57,500 985,327
3,597,140
Real Estate Management & Development 1.5%
Develia SA 275,000 616,298
Murapol SA 85,000 904,667
1,520,965
Software 0.6%
Vercom SA ''D'' 17,500 596,016
Specialty Retail 1.6%
CCC SA* 30,000 1,557,111
Textiles, Apparel & Luxury Goods 6.7%
LPP SA 1,500 6,703,170
Total Poland (Cost $43,279,741) 67,794,918
Hungary 18.5%
Common Stocks
Banks 9.0%
OTP Bank Nyrt 110,000 8,973,294
Diversified Telecommunication Services 1.9%
Magyar Telekom Telecommunications PLC (ADR) 390,000 1,944,586
Oil, Gas & Consumable Fuels 3.1%
MOL Hungarian Oil & Gas PLC 350,000 3,055,500
Pharmaceuticals 4.5%
Richter Gedeon Nyrt 150,000 4,516,701
Total Hungary (Cost $9,921,347) 18,490,081
Moldova 3.3%
Common Stocks
Beverages 3.3%
Purcari Wineries PLC (Registered) (Cost $1,551,236)* 700,000
3,302,334
Turkey 2.8%
Common Stocks
Electrical Equipment 1.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi
Ticaret AS* ''B'' 500,000 1,288,346

Shares Value ($)
Financial Services 1.1%
Turkiye Sinai Kalkinma Bankasi AS* 3,250,000 1,102,422
Passenger Airlines 0.4%
Pegasus Hava Tasimaciligi AS* 75,000 465,578
Total Turkey (Cost $2,716,392) 2,856,346
Czech Republic 2.5%
Common Stocks
Banks 1.3%
Komercni Banka AS 27,500 1,316,163
Moneta Money Bank AS 144A 1,000 6,986
1,323,149
Electric Utilities 1.2%
CEZ AS 20,000 1,162,791
Total Czech Republic (Cost $1,504,715) 2,485,940
Portugal 1.8%
Common Stocks
Consumer Staples Distribution & Retail 1.8%
Jeronimo Martins SGPS SA (Cost $1,556,413) 75,000
1,836,601
Cyprus 0.5%
Common Stocks
Aerospace & Defense 0.5%
Theon International PLC (Cost $501,547) 15,000
457,434
Kazakhstan 0.3%
Common Stocks
Metals & Mining 0.3%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
281,250
Austria 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
OMV AG (Cost $4,475) 100
5,113
Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0

Shares Value ($)
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered) (a) 125,000 0
Magnit PJSC** (a) 63,909 0
0
Metals & Mining 0.0%
Alrosa PJSC** (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC* (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Tatneft PJSC (ADR)*
†
(a) 26,400 0
0
Total Russia (Cost $30,722,586) 0
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.25%
(Cost $2,248,083) (b) (c) 2,248,083 2,248,083
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.37%
(Cost $1,968,691) (c) 1,968,691 1,968,691
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $97,219,396) 101.7 101,726,791
Other Assets and Liabilities, Net
(1.7) (1,739,926)
Net Assets
100.0 99,986,865

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions in affiliated investments during the period ended July
31, 2025 are as follows:
Net
Change
Value ($) at
10/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
7/31/2025
Value ($)
at
7/31/2025
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.25%
(b) (c)
705,400 1,542,683(d) – – – 31,829 – 2,248,083 2,248,083
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.37% (c)
2,355,938 17,472,808 17,860,055 – – 90,455 – 1,968,691 1,968,691
3,061,338 19,015,491 17,860,055 – – 122,284 – 4,216,774 4,216,774
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. The value of all securities loaned at
July 31, 2025 amounted to $1,868,541, which is 1.9% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These s anctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern
Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies. As previously reported, certain of the Fund's Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia's invasion of Ukraine. The effects of the sanctions and measures adopted by the Russian
Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as "unfriendly" by the Russian Government .
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
CEE-PH3
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 67,794,918 $ — $ — $ 67,794,918
Hungary 18,490,08 1 — — 18,490,08 1
Moldova 3,302,334 — — 3,302,334
Turkey 2,856,346 — — 2,856,346
Czech Republic 2,485,940 — — 2,485,940
Portugal 1,836,601 — — 1,836,601
Cyprus 457,434 — — 457,434
Kazakhstan 281,250 — — 281,250
Austria 5,113 — — 5,113
Russia — — 0 0
Short-Term Instruments (e) 4,216,774 — — 4,216,774
Total $ 101,726,79 1 $ — $ 0 $ 101,726,79 1
(e) See Schedule of Investments for additional detailed categorizations.